Scout Investments

Scout International Fund

Supplement dated December 31, 2014 to the Prospectus dated October 31, 2014

The purpose of this supplement is to update the Prospectus regarding the addition of Angel M. Lupercio to the portfolio management team of the Scout International Fund (the “Fund”).  Effective January 1, 2015, Mr. Lupercio will serve as a co-portfolio manager of the Fund.

Therefore, effective January 1, 2015, the following changes are made to the Prospectus:

I.	The table in the “Investment Advisor and Portfolio Managers” section of the Fund’s Summary on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Experience Managing the Fund
Michael D. Stack	Lead Portfolio Manager of the Fund
Assistant Portfolio Manager from February 2006 through December 2007; Co-Portfolio Manager from April 2012 through March 30, 2014; Co-Lead Portfolio Manager from March 31, 2014 through December 31, 2014; Lead Portfolio Manager since January 1, 2015

Michael P. Fogarty	Co-Portfolio Manager of the Fund	From 2003 to 2007 and from June 2011 to present
Angel M. Lupercio	Co-Portfolio Manager of the Fund	Since January 1, 2015

II.
The portfolio manager business experience information for the Fund under the “Portfolio Managers” sub-section of the “Investment Advisor and Portfolio Managers” section on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

SCOUT INTERNATIONAL FUND

Michael D. Stack, CFA, is the lead portfolio manager of the Scout International Fund.  Mr. Stack has served as the lead portfolio manager of the Fund since January 1, 2015.  Mr. Stack previously was a co-lead portfolio manager of the Fund from March 31, 2014 through December 31, 2014, co-portfolio manager of the Fund from April 2012 through March 30, 2014 and an assistant portfolio manager of the Fund from February 2006 through December 2007.  Mr. Stack joined the Advisor in February 2006, following previous employment at Overseas Asset Management (Cayman) LTD from 2002-2004, U.S. Trust Company of New York from 1998 -

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2001 and J&T Securities, Inc. from 1996-1997. Mr. Stack earned his Bachelor of Commerce from University College Dublin and an MBA in Finance from Columbia Business School in New York.  Mr. Stack is a CFA® charterholder and a member of the CFA Society Kansas City as well as the CFA Institute.

Michael P. Fogarty, CFA, is a co-portfolio manager of the Scout International Fund and Director of International Research for the Advisor.  Mr. Fogarty has served as a co-portfolio manager of the Fund since June 2011.  Mr. Fogarty previously was an assistant portfolio manager of the Fund from 2003 through December 2007.  He joined the Advisor in 2002, following previous employment at UniCredit Aton from 2001-2002, Phoenix Networks from 1999-2000, Sterling Grace Capital Management from 1995-1999 and Worldsec International from 1992-1995. He earned his Bachelor of Science in Accounting and Business Administration from the University of Kansas and his MBA from the Olin School of Business at Washington University in St. Louis. Mr. Fogarty is a CFA® charterholder, a member of the CFA Institute and past president of the CFA Society Kansas City.

Angel M. Lupercio is a co-portfolio manager of the Scout International Fund.  Mr. Lupercio has served as a co-portfolio manager of the Fund since January 1, 2015.  Mr. Lupercio previously served as a senior investment analyst for the Advisor’s international investment team.  He joined the Advisor in 2007, following previous employment at A.G. Edwards & Sons, Inc. from 2005-2007 and Bear Stearns from 2002-2005.  Mr. Lupercio earned his Bachelor of Science in Business Administration from Rockhurst University and his MBA with a concentration in finance from the Olin Business School at Washington University in St. Louis.  Mr. Lupercio is a member of the CFA Society Kansas City.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

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Scout Investments

Scout International Fund

Supplement dated December 31, 2014 to the Statement of Additional Information (“SAI”) dated October 31, 2014

The purpose of this supplement is to update the SAI regarding the addition of Angel M. Lupercio to the portfolio management team of the Scout International Fund (the “Fund”).  Effective January 1, 2015, Mr. Lupercio will serve as a co-portfolio manager of the Fund.

Therefore, effective January 1, 2015, the following changes are made to the SAI:

I.
The information regarding the portfolio managers’ ownership of shares of the Fund in the “Investments in the Funds” sub-section of the “Portfolio Managers” section on page 126 of the SAI is deleted in its entirety and replaced with the following:

Scout International Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Michael D. Stack1	$100,001 - $500,000
Michael P. Fogarty1 Angel M. Lupercio2	$100,001 - $500,000 $50,001 - $100,000

1 Information with respect to Messrs. Stack and Fogarty is provided as of June 30, 2014.
2 Information with respect to Mr. Lupercio is provided as of November 30, 2014.

II.
The information regarding the portfolio managers’ other accounts managed with respect to the Fund in the “Other Managed Accounts” sub-section of the “Portfolio Managers” section on page 128 of the SAI is deleted in its entirety and replaced with the following:

Other Registered Investment Companies Managed by Portfolio Manager			Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager

Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Pooled Investment Vehicles with Performance-Based Fees	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Accounts with Performance-Based Fees
Michael D. Stack1	0	$0	0	$0	0	$0	47	$1.051 billion	0	$0
(Scout International Fund)

Michael P. Fogarty1	0	$0	0	$0	0	$0	47	$1.051 billion	0	$0
(Scout International Fund)

Angel M. Lupercio2	0	$0	0	$0	0	$0	0	$0	0	$0
(Scout International Fund)

1 Information with respect to Messrs. Stack and Fogarty is provided as of June 30, 2014.
2 Information with respect to Mr. Lupercio is provided as of November 30, 2014.

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III.	The information for James L. Moffett in the “Executive Officers” table under the “Officers and Trustees” section on page 135 of the SAI is deleted in its entirety and replaced with the following:

Name, Address and Birthdate	Positions Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
James L. Moffett c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 03/27/41	Chief International Officer	Indefinite, until successor elected. Served as Chief International Officer since 2011.
Executive Vice President and Chief International Strategist, Scout Investments, Inc., since 2009; Co-Lead Portfolio Manager, Scout Global Equity Fund (from March 2014 to present); Co-Lead Portfolio Manager (from March 2014 to December 31, 2014) and Lead Portfolio Manager (from September 1993 to March 2014), Scout International Fund; Chairman, Scout Investments, Inc. and Executive Vice President, UMB Bank, n.a., from 2001 to 2009.

You should keep this Supplement for future reference. Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.

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